1. The Company (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 05, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Net loss		$ (1,327,250)	$ (1,822,518)	$ (7,300,458)	$ (3,595,132)
Accumulated deficit		(154,560,845)		(153,233,595)	(145,933,137)
Working capital (deficit)		$ 1,200,000		$ (400,000)	$ 3,900,000
Subsequent Event [Member]
Proceeds from stock offering	$ 2,700,000